Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)		$ (960)	$ (913)	$ 990
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		310	971	289
Impairment of goodwill and intangible assets		988	356
Loss (Gain) from sale and disposal of property and equipment		18	(10)
(Gain) from sale of shares		(57)
Interest and Currency fluctuation of loans		153	213	(225)
Severance pay, net		61	2	15
Share-based compensation expense		65	81	67
Decrease (Increase) in trade receivables, net		891	(1,970)	1,180
Decrease (Increase) in other accounts receivable and other assets		(30)	(357)	84
Decrease (Increase) in inventories		575	(2,125)	366
Increase (decrease) in trade payables		(1,011)	2,397	(1,845)
Increase (decrease) in employees and payroll accruals, advances deferred revenues, accrued expenses and other liabilities		55	440	(178)
Net cash provided by (used in) operating activities		1,058	(915)	743
Cash flows from investing activities:
Purchase of property and equipment		(84)	(335)	(689)
Proceeds from sale of property and equipment		98	10
Proceeds from sale of shares		57
Acquisition of Imdecol (Appendix B)			(1,895)
Net cash provided by (used in) investing activities		71	(2,220)	(689)
Cash flows from financing activities:
Proceeds from issuance of shares, net		102	1,498	377
Proceeds from exercise of options		193	316
Proceeds from short and long-term loans		774	737
Repayment of short and long-term loans		(1,601)	(579)	(469)
Net cash provided by (used in) financing activities		(532)	1,972	(92)
Increase (decrease) in cash, cash equivalents and restricted cash		597	(1,163)	(38)
Cash, cash equivalents and restricted cash at the beginning of the year		579	1,742	1,780
Cash, cash equivalents and restricted cash at the end of the year		1,176	579	1,742
Supplemental disclosure of cash flow activities:
Interest		98	98	91
Taxes			31	15
(b) Non-cash activities:
Prepaid expenses related to Standby Equity Distribution Agreement (see Note 16a.1)		77	35	$ 28
Operating lease right-of-use assets			1,176
Operating lease liabilities		$ 410	$ 1,176
Inventory	$ 380
Intangible assets , Net	953
Property and equipment, Net	91
Loss Contracts	(614)
Goodwill	1,085
Net cash used to pay for the Acquisition	$ 1,895